Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Production revenues	$ 477.5	$ 275.4
Processing fees	6.4	6.3
Royalties	(48.6)	(13.7)
Sales of commodities purchased from third parties	13.6	4.8
Gross Revenue	448.9	272.8
Other income	6.0	13.0
Government decommissioning assistance	11.0	2.2
Risk management gain (loss)	(14.6)	21.7
Total revenue	451.3	309.7
Expenses
Operating	129.5	115.4
Transportation	18.7	17.7
Commodities purchased from third parties	12.6	4.6
General and administrative	15.3	13.9
Restructuring	(1.8)	0.6
Share-based compensation	19.4	3.4
Depletion, depreciation, impairment and accretion	(190.6)	902.9
Provisions	1.2	(22.6)
Foreign exchange gain	(0.2)	(1.4)
Financing	37.4	37.2
Transaction Costs	3.5	3.5
Other	(7.7)	6.2
Total expenses	37.3	1,081.4
Net income (loss) before taxes	414.0	(771.7)
Deferred tax recovery	0.0	0.0
Net and comprehensive income (loss)	$ 414.0	$ (771.7)
Net income (loss) per share
Basic	$ 5.52	$ (10.53)
Diluted	$ 5.34	$ (10.53)
Weighted average shares outstanding (millions)
Basic	75.1	73.3
Diluted	77.6	73.3